Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net
6.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2023	2024
	(in thousands)
Finished goods	36,224	2,346
Work in process	9,756	127,681
Raw materials	20,686	29,834

Inventories	66,666	159,861
Less: inventory provision	(24,899)	(61,247)

Total	41,767	98,614

During the years ended December 31, 2022, 2023 and 2024, the Group recognized inventories write-down of RMB1,378,000, RMB24,574,000 and RMB38,976,000 in cost of revenue, respectively.